SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Share-based payments [Abstract]
Schedule of share-based payment expense
The following table sets forth the total share-based payment expense for the year-ended December 31, 2024 in relation to all directors and employees of the Company. Refer to Note 23 for specific disclosures on key management personnel remuneration:

	2024	2023	2022

Equity-settled share-based payment expense	18	18	8
Liability-settled share-based payment expense	18	3	—
Total share-based compensation expense	36	21	8

Schedule of share-based payment liability

	2024	2023

Current liability	6	—
Non-current liability	9	3
Total liability for share based payments	15	3

Roll-forward of shared-based payments	The following awards were granted during the years ended December 31, 2024 and 2023.

	2024		2023
Market performance conditions	Awards*	Weighted Average Fair Value at grant date	Awards*	Weighted Average Fair Value at grant date

As of January 1,	28,967,451	$0.65	15,485,461	$0.55
Granted	18,485,474	0.80	22,375,325	0.59
Forfeited**	(15,296,646)	0.51	(8,893,335)	0.64
Vested and settled ***	—	—	—	—
As of December 31,	32,156,279	$0.80	28,967,451	$0.65

	2024		2023
Non-market performance conditions	Awards*	Weighted Average Fair Value at grant date	Awards*	Weighted Average Fair Value at grant date

As of January 1,	13,940,700	$0.65	7,967,650	$0.44
Granted	14,089,211	0.80	5,973,050	0.71
Forfeited	(1,964,551)	0.61	—	—
Vested and settled ***	(9,209,121)	0.66	—	—
As of December 31,	16,856,239	$0.77	13,940,700	$0.65
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
**Forfeited awards include awards for which it was determined that the market performance vesting conditions were deemed not met as of the vesting date.
***Vested and settled include all awards settled/transferred to the award holders in gross in the current year, whether granted and vested in current or previous periods
The cash bonuses and shared-based compensation expenses are disclosed in Note 23 for the GEC, while further information for the share-based portion of STI compensation expense is disclosed below.

	2024		2023
	Awards*	Weighted Average Fair Value at grant date	Awards*	Weighted Average Fair Value at grant date

As of January 1,	5,486,625	$0.72	—	$—
Granted	5,465,163	0.94	5,486,625	0.72
Forfeited	—	—	—	—
Vested and settled **	(5,180,592)	0.84	—	—
As of December 31,	5,771,196	$0.82	5,486,625	$0.72
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
**Vested and settled include all awards settled/transferred to the award holders in gross in the current year, whether granted and vested in current or previous periods

	2024		2023
	Awards*	Weighted Average Fair Value	Awards*	Weighted Average Fair Value

As of January 1,	8,649,036	$0.78	7,835,235	$0.52
Granted	21,921,969	1.00	3,421,919	0.78
Forfeited	—	—	—	—
Vested and settled **	(10,706,364)	0.79	(2,608,118)	1.46
As of December 31,	19,864,641	$1.02	8,649,036	$0.78
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
**Vested and settled include all awards settled/transferred to the award holders in gross in the current year, whether granted and vested in current or previous periods

Fair value assumptions share-based payments
The following table sets forth the range of principal assumptions applied by VEON in determining the fair value of equity settled share-based payment instruments with market performance conditions and for liability-settled awards with market performance conditions remeasured during the year-ended December 31, 2024 and 2023:

Assumptions affecting inputs to fair value models for equity-settled awards granted in 2024 and for liability-settled awards for remeasurement as of December 31, 2024 of market condition awards	2024 Range	2023 Range
Annual risk-free rates of return and discount rates (%)	2.42% - 4.33%	2.15% - 2.42%
Long-term dividend yield (%)	—%	—%
Volatility of share price (%)	31.35% - 82.75%	43.68% - 93.92%
Share price (p)*	$0.93 - $1.60	$0.71 - 0.79
* To ensure data consistency, all awards were converted to VEON common share price equivalents.